Income Taxes (Details) - Schedule of Loss Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Income Taxes [Abstract]
United States	$ (15,570)	$ (18,886)
International	(11)	(30)
Loss before income taxes	$ (15,581)	$ (18,916)